Schedule of Broker Options (Details) (Parenthetical) - shares	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	112,858,578	95,777,806
August Two Thousand Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	521,993
February Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercisable	68,078